Labor and Social Obligations - Number and Movements of Share Options (Details) R$ / shares in Units, R$ in Thousands		12 Months Ended
	Aug. 04, 2017	Dec. 31, 2019 BRL (R$) R$ / shares	Dec. 31, 2018 BRL (R$) R$ / shares
Arco plan
Number of share options
Outstanding, Beginning Balance		1,091,039
Exercised		(1,091,039)
Outstanding, Ending Balance		0	1,091,039
Average exercise price per share option
Outstanding, Beginning Balance		R$ 12.56
Exercise price		12.68
Outstanding, Ending Balance		R$ 0.00	R$ 12.56
Impact of share-based compensation reserve in Income Statement | R$		R$ 0
International school plan
Number of share options
Exercised		0	0
Average exercise price per share option
Exercise price		R$ 1.37
Impact of share-based compensation reserve in Income Statement | R$		R$ 549	R$ 550
Granted	294,735	0	0
Expired		0	0
Forfeited		0	0